Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

August 24, 2007	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John Grzeskiewicz

Re:	Dreyfus Premier Stock Funds (File No. 811-21236)

Dear Ladies and Gentlemen:

On behalf of Dreyfus Premier International Equity Fund (the "Dreyfus Fund"), a series of Dreyfus Premier Stock Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").

The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), which reflects a proposal to the shareholders of the Dreyfus Founders International Equity Fund (the "Founders Fund"), a series of Dreyfus Founders Funds, Inc., to transfer the Founders Fund's assets, subject to its liabilities, to the Dreyfus Fund in exchange for Class A, Class B, Class C, Class I and Class T shares of the Dreyfus Fund.

Upon consummation of the reorganization, the Class A, Class B, Class C, Class I and Class T shares of the Dreyfus Fund received by the Founders Fund will be distributed to shareholders of the Founders Fund so that each shareholder would receive a pro rata distribution of Class A, Class B, Class C, Class I and Class T shares of the Dreyfus Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Founders Fund shares as of the date of the reorganization. Shareholders of Class F shares of the Founders Fund will receive Class A shares of the Dreyfus Fund in the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a post-effective amendment to the Registration Statement that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of the Founders Fund is currently planned for December 10, 2007. The Founders Fund intends to mail its Prospectus/Proxy to shareholders in November 2007.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens